Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Income taxes

Note 6 — Income taxes

Interim income tax expense is recognized using management’s best estimate of the weighted-average annual effective income tax rate expected for the full financial year, applied separately where material tax jurisdictions have different expected effective tax rates.

Income tax recognized in profit or loss for the six-month periods comprised:

Income tax information	3M 2026	3M 2025	6M 2026	6M 2025
Income before income taxes	562,903	433,359	981,957	713,070
Income tax expense	168,298	106,690	305,991	235,673
Effective tax rate observed for the period	29.90%	24.62%	31.20%	33.10%
Mexican statutory income tax rate	30.00%	30.00%	30.00%	30.00%

The income-tax analysis considers the applicable rates and expected taxable results of material jurisdictions separately, as well as discrete items attributable to the interim period. Management is continuing to reconcile the acquired historical tax balances, the acquired assets, and any additional deferred-tax effects of the acquisition accounting.

Deferred income tax balances	June 30, 2026	December 31, 2025
Deferred tax assets	652,158	452,979
Deferred tax liabilities	511,922	495,118